PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4: PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Computer, software, and electronic equipment	$14,995	$12,569
Office furniture and equipment	9,094	6,926
Leasehold improvements	16,419	13,289
Capitalized internal use software development costs	14,616	10,597
Capital leases	254	254
Property and equipment, gross	55,378	43,635
Less accumulated depreciation and amortization	(17,960)	(9,219)
Property and equipment, net	$37,418	$34,416

Depreciation and amortization expense was $8,961, $5,913, and $2,746, for the years ended December 31, 2023, 2022 and 2021, respectively. During the years ended December 31, 2023, 2022 and 2021 no material capital losses were recorded.

The Company capitalized costs related to the development of internal-use software of $4,019, $4,931, and $3,702, for the years ended December 31, 2023, 2022 and 2021, respectively.

Amortization of capitalized software development costs was $2,558, $1,492, and $547, for the years ended December 31, 2023, 2022 and 2021, respectively. The net carrying value of capitalized internal-use software was $9,693, $8,233, and $4,793 as of December 31, 2023, 2022 and 2021, respectively.